NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Schedule of Cash Outflow for Leases) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Notes To Consolidated Statements Of Cash Flows
Within operating activities	$ (80)	¥ (511)	¥ (406)
Within financing activities	(254)	(1,613)	(1,849)
Total cash outflow for leases	$ (334)	¥ (2,124)	¥ (2,255)